STOCKHOLDERS' DEFICIT	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCKHOLDERS' DEFICIT

STOCKHOLDERS’ DEFICIT

In December 2008, the Company completed its spin-off by distributing 1,167,170 common stock shares to stockholders of CSBI. The remaining 4,832,830 common stock shares previously owned by CSBI were returned and cancelled.

On April 12, 2010, the Company issued 115,572,170 post-split shares of Common stock for $30,000 in cash and a note receivable to the Company’s subsidiary, IAI, in the amount of $170,000.  The transaction resulted in a change of control of the Company and was identified in the 8-K filed on April 16, 2010.

On May 7, 2010, the Company issued 20,000,000 post-split shares of Common stock for $20,000 in consulting services.

On May 7, 2010, the Company issued 30,000,000 post-split shares of Common stock and 250,000 shares of Preferred stock as part of an acquisition agreement for Focus Systems, Inc. from Propalms, Inc. The transaction was recorded on the Company’s books at $310,000. The transaction was reported in the Company’s 8-K filed April 21, 2010.

On May 7, 2010, and in conjunction with the Focus acquisition agreement, the Company issued 500,000 shares of Preferred stock for an investment receivable in the amount of $250,000.

On May 14, 2010, the Company completed a 10:1 forward split of its Common stock.

On August 2, 2010, the Company issued 5,000,000 shares of Common stock for $30,000 in consulting services.

On August 2, 2010, the Company issued 5,000,000 shares of Common stock for $20,000 in consulting services.

At September 30, 2010, the Company recorded the impairment of the unexercised investment receivable from the Preferred stock issued May 7, 2010.  464,352 shares of Preferred stock were returned to the Company.

In October 2010 the Company issued 9,500,000 shares of Common stock to repay $5,000 in debt.

In December 2010 the Company issued 400,000 shares of Preferred stock for the purchase of 50% interests in AquaLiv, Inc.

In December 2010 the Company issued 3,750,000 shares of Common stock in exchange for 24,000 shares of Preferred stock valued at $24,000.

In January 2011, the Company issued 90,000 shares of Preferred stock for $45,000 in cash.

In January 2011, the Company issued 100,000 shares of Preferred stock for $50,000 in cash.

In April 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In May 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In May 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In June 2011 the Company issued 10,000,000 shares of Common stock to repay $5,000 in debt.

In June 2011 the Company issued 3,947,368 shares of Common stock to repay $15,000 in debt.

In June 2011 the Company issued 2,380,952 shares of Common stock to repay $10,000 in debt.

In July 2011 the Company issued 3,200,000 shares of Common stock to repay $8,000 in debt.

In July 2011 the Company issued 11,500,000 shares of Common stock to repay $5,750 in debt.

In July 2011 the Company issued 4,095,238 shares of Common stock to repay $8,600 in debt.

In August 2011 the Company issued 12,000,000 shares of Common stock to repay $6,000 in debt.

In September 2011 the Company issued 6,500,000 shares of Common stock to repay $3,250 in debt.

In September 2011 the Company issued 7,500,000 shares of Common stock to repay $3,750 in debt.

In September 2011 the Company issued 10,000 shares of Preferred stock for $5,000 in management fees.

In September 2011 the Company issued 50,000 shares of Preferred stock for $25,000 in cash.

In September 2011 the Company’s subsidiary received $5,414 in cash in exchange for previously issued Preferred stock related to the AquaLiv, Inc. acquisition.